INTANGIBLE ASSETS, NET - Acquired intangible assets (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Total intangible assets	¥ 3,490		¥ 3,490	¥ 35,202
Less: amortization	(3,351)		(3,300)	(14,023)
Net book value	139		190	21,179
Amortization expenses	100	$ 12	6,892	5,619	¥ 3,678
Supplier relationship and software copyright
INTANGIBLE ASSETS, NET
Reclassified as assets held for sale			12,300
Supplier relationship
INTANGIBLE ASSETS, NET
Total intangible assets				18,200
Software copyright
INTANGIBLE ASSETS, NET
Total intangible assets				7,000
Others
INTANGIBLE ASSETS, NET
Total intangible assets	¥ 3,490		¥ 3,490	¥ 10,002